Cover	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	0-26046
Entity Registrant Name	China Natural Resources, Inc.
Entity Central Index Key	0000793628
Entity Address, Address Line One	Room 2205, 22/F
Entity Address, Address Line Two	West Tower, Shun Tak Centre
Entity Address, Address Line Three	168-200 Connaught Road Central
Entity Address, City or Town	Sheung Wan
Entity Address, Country	HK